Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory tax expense (benefit)	$ 16.0	$ 54.1	$ (49.6)
Brazil non-taxable incentive	(4.2)	(15.5)	(7.8)
Valuation allowance	(0.7)	9.5	43.9
Brazil tax goodwill amortization	0.0	(1.5)	(3.8)
Foreign tax rate differential	(19.4)	(14.9)	(12.4)
Foreign subsidiary earnings	(9.1)	14.6	59.3
Accrual adjustments	1.5	2.2	5.8
Non-deductible goodwill	0.0	0.0	5.2
FCPA provision, nondeductible portion	0.0	0.0	5.4
Business tax credits	(1.4)	(2.4)	(2.1)
Non-deductible (non-taxable) items	4.2	0.0	5.4
Other	(0.6)	1.3	(0.9)
Income tax (benefit) expense	$ (13.7)	$ 47.4	$ 48.4